Significant components of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Timing difference in revenue recognition	¥ 2,375,253	¥ 1,085,749
Provision for accounts receivable and contract assets and loans receivable	330,493	383,871
Accumulated tax losses-carry forward	179,809	182,155
Payroll and welfare payable and other temporary differences	69,024	60,407
Quality assurance obligations	126,706	7,069
Less: Valuation allowance	(75,810)	(94,926)	¥ (115,754)	¥ (89,117)
Total deferred tax assets	3,005,475	1,624,325
Intangible assets arisen from business combination and asset acquisition	(33,520)	(24,607)
Timing difference in revenue recognition	(140,144)
Quality assurance obligations	(395,868)
Fair value changes and other temporary difference	(35,949)
Unrealized gain in consolidated trusts	(110,783)	(56,535)
Withholding tax for undistributed earnings	(266,559)	(259,466)
Total deferred tax liabilities	¥ (982,823)	¥ (340,608)